5. Photo File Asset Purchase Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Identifiable assets and liabilities
Cash	$2,000,000
10% noncontrolling interest in subsidiary	2,750,000
Royalty payments	4,279,000
Contingent consideration	2,000,000
Total Purchase Price	11,029,000

Accounts Receivable	313,257
Memorabilia	3,600,000
Copyright Image library	4,100,000
Trade name	340,000
Non-Compete agreement	90,000
Outbound license agreement	9,000,000
Customer relationships	2,330,000
Total Identifiable assets	19,773,257

Liabilities	(1,447,491)
Total liabilities assumed	(1,447,491)

Total net assets acquired	$18,325,766

Total bargain purchase gain	$(7,296,766)

Cash	2,000,000
10% Interest in sub	2,750,000
Royalty payments	4,279,000
Contingent consideration	2,000,000
Total Purchase Price	11,029,000

Accounts Receivable	313,257
Other assets	–
Memorabilia	3,600,000
Copyright Image library	4,100,000
Trade name	340,000
Non-Compete agreement	90,000
Outbound license agreement	9,000,000
Customer relationships	2,330,000
Total Identifiable assets	19,773,257

Liabilities	$(1,447,491)
Total liabilities assumed	$(1,447,491)

Total net assets	$18,325,766

Total bargain purchase gain	$(7,296,766)

Proforma information

For the three months ended
June 30, 2018

Total revenue	$1,808,147
Cost of revenue	974,348
Gross margin	833,799
Total operating expenses	(1,337,833)
Other income (expenses)	(354,134)
Net loss	$(858,168)

For the six months ended
June 30, 2018

Total revenue	$4,702,788
Cost of revenue	2,427,534
Gross margin	2,275,254
Total operating expenses	(2,486,794)
Other income (expenses)	(380,209)
Net loss	$(591,749)

	For the years ended
	December 31, 2018	December 31, 2017

Total revenue	7,871,458	7,632,707
Cost of revenue	5,638,308	4,786,126
Gross margin	2,233,150	2,846,581
Total operating expenses	8,232,369	4,654,091
Other income (expenses)	5,051,898	(109,288)
Net loss	(947,321)	(1,916,798)